Net (loss) earnings per share	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [Abstract]
Net earnings (loss) per share [Text Block]

27. Net (loss) earnings per share

	2021	2020
	$	$

Net (loss) earnings attributable to Osisko Gold Royalties Ltd's shareholders	(23,554)	16,876

Basic weighted average number of common shares outstanding (in thousands)	167,628	162,303
Dilutive effect of share options	-	125
Diluted weighted average number of common shares	167,628	162,428

Net (loss) earnings per share
Basic and diluted	(0.14)	0.10

As a result of the consolidated net loss for the year ended December 31, 2021, all potentially dilutive common shares are deemed to be antidilutive for the period and thus diluted net loss per share is equal to the basic net loss per share.

For the year ended December 31, 2020, 3,031,912 share options, 5,480,000 outstanding warrants and the 15,726,705 common shares underlying the convertible debentures were excluded from the computation of diluted earnings per share as their effect was anti-dilutive.